Vessels, net (Tables)	6 Months Ended
Jun. 30, 2019
Vessels, net [Abstract]
Vessels, net - Consolidated statement of financial position
	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry docking costs	Net Book Value
Balance at January 1, 2019	179,427	(97,280)	6,978	(5,375)	83,750
Additions	-	-	(5)	-	(5)
Depreciation & Amortization	-	(2,270)	-	(910)	(3,180)
Balance at June 30, 2019	179,427	(99,550)	6,973	(6,285)	80,565